Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	[1]	$ 28,000	$ 14,034	$ 2,003,569	$ 31,357,494	$ (1,734,988)	$ 31,668,109
Beginning balance, shares at Dec. 31, 2019	[1]	28,000,000
Recapitalization -10/9/2020		$ 3,396	(5,355)				(1,959)
Recapitalization -10/9/2020, shares		3,396,394
Fraction shares issued due to stock split		$ 1	(1)
Fraction shares issued due to stock split, shares		689
Appropriation to statutory reserve				1,058,590	(1,058,590)
Share-based compensation		$ 104	1,064,254				1,064,358
Share-based compensation, shares		103,610
Net income					8,930,378		8,930,378
Foreign currency translation adjustment						2,692,896	2,692,896
Ending balance, value at Dec. 31, 2020		$ 31,501	1,072,932	3,062,159	39,229,282	957,908	44,353,782
Ending balance, shares at Dec. 31, 2020		31,500,693
Appropriation to statutory reserve				2,005,084	(2,005,084)
Share-based compensation		$ 311	3,148,795				3,149,106
Share-based compensation, shares		310,830
Net income					17,385,966		17,385,966
Foreign currency translation adjustment						1,307,260	1,307,260
Warrants issued to third parties in conjunction with debt issuance			(1,888,106)				(1,888,106)
Ending balance, value at Dec. 31, 2021		$ 31,812	$ 2,333,621	$ 5,067,243	$ 54,610,164	$ 2,265,168	$ 64,308,008
Ending balance, shares at Dec. 31, 2021		31,811,523

[1]	Retrospectively restated for effect of recapitalization, see Note 1